Shareholders' equity - Share-Based payments (Details)	12 Months Ended
	Dec. 31, 2017 BRL Options	Dec. 31, 2016 Options
Stock Options
Shareholders' equity
Vesting period	3 years	3 years
Contractual option term	6 years	6 years
Shares outstanding	6,686	5,359
Stock Options - 2014 Program
Shareholders' equity
Vesting period	3 years
Exercise price per share | BRL	BRL 23.03
Shares outstanding	1,446	2,233
Stock Options - 2015 Program
Shareholders' equity
Vesting period	3 years
Exercise price per share | BRL	BRL 23.73
Shares outstanding	3,015	2,012
Stock Options - 2016 Program
Shareholders' equity
Vesting period	3 years
Exercise price per share | BRL	BRL 48.36
Shares outstanding	2,225	1,114